Other Reserves (Details) - Schedule of Other Reserves - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share-based payments [Member]
Other Reserves (Details) - Schedule of Other Reserves [Line Items]
Balance	$ 3,053,197	$ 3,360,128	$ 1,011,878
Other comprehensive income
Transfer to share capital			(73,088)
Options and warrants issued/expensed	104,753	54,930	3,003,060
Options and warrants lapsed/expired	(156,392)	(361,861)
Performance rights issued/expensed	122,201
Options and warrants exercised			(213,722)
Options and warrants forfeited			(368,000)
Balance	3,123,759	3,053,197	3,360,128
Currency translation differences
Foreign currency translation [Member]
Other Reserves (Details) - Schedule of Other Reserves [Line Items]
Balance	113,222	106,514	121,467
Other comprehensive income	(1,012)	6,708	(14,953)
Transfer to share capital
Options and warrants issued/expensed
Options and warrants lapsed/expired
Performance rights issued/expensed
Options and warrants exercised
Options and warrants forfeited
Balance	112,210	113,222	106,514
Currency translation differences	(1,012)	6,708	(14,953)
Total other reserves [Member]
Other Reserves (Details) - Schedule of Other Reserves [Line Items]
Balance	3,166,419	3,466,642	1,133,345
Other comprehensive income	(1,012)	6,708	(14,953)
Transfer to share capital			(73,088)
Options and warrants issued/expensed	104,753	54,930	3,003,060
Options and warrants lapsed/expired	(156,392)	(361,861)
Performance rights issued/expensed	122,201
Options and warrants exercised			(213,722)
Options and warrants forfeited			(368,000)
Balance	3,235,969	3,166,419	3,466,642
Currency translation differences	$ (1,012)	$ 6,708	$ (14,953)